Pioneer Municipal High
Income Advantage Trust

Schedule of Investments | December 31, 2019

Ticker Symbol: MAV

Schedule of Investments | 12/31/19 (unaudited)

	Principal Amount USD ($)		Value
		UNAFFILIATED ISSUERS - 154.0%
		DEBTORS IN POSSESSION FINANCING - 0.0%† of Net Assets(a)
		Building Materials - 0.0%†
	25,810	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 9/30/18 (144A)	$25,810
	7,629	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 8/1/19 (144A)	7,629
		Total Building Materials	$33,439
		TOTAL DEBTORS IN POSSESSION FINANCING
		(Cost $33,439)	$33,439
		MUNICIPAL BONDS - 154.0% of Net Assets(b)
		Alabama - 0.9%
	2,500,000	Alabama Industrial Development Authority, Pine City Fiber Co., 6.45%, 12/1/23	$2,508,300
		Total Alabama	$2,508,300
		Arizona - 2.5%
	4,000,000(c)	City of Phoenix, 5.0%, 7/1/27	$4,930,080
	2,000,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,139,100
	27,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	27,323
		Total Arizona	$7,096,503
		California - 11.6%
	6,990,000	California County Tobacco Securitization Agency, Asset-Backed, Gold County Funding Corp., 5.25%, 6/1/46	$6,990,909
	38,610,000(d)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	8,220,841
	1,845,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,749,068
	1,550,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,615,410
	2,975,000(e)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,481,345
	1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	2,100,469
	1,500,000(e)	City of Madera, Irrigation Financing Authority, 6.25%, 1/1/31	1,500,000
	1,500,000(e)	City of Madera, Irrigation Financing Authority, 6.5%, 1/1/40	1,500,000
	2,695,000(c)	Coast Community College District, Election, Series D, 5.0%, 8/1/31	3,377,455
	1,500,000(c)	State of California, 3.0%, 10/1/33	1,600,905
		Total California	$33,136,402
		Colorado - 2.0%
	1,500,000(e)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$1,860,465
	500,000	Colorado Health Facilities Authority, 4.0%, 8/1/37	545,830
	1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/39	1,084,510
	1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/44	1,073,210
	1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/49	1,068,930
		Total Colorado	$5,632,945
		Connecticut - 3.8%
	2,035,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$2,077,654
	7,200,000(c)	State of Connecticut, Series E, 4.0%, 9/1/30	7,806,240
	1,000,000	Town of Hamden, Whitney Center Project, Series A, 7.75%, 1/1/43	1,000,000
		Total Connecticut	$10,883,894
		District of Columbia - 3.2%
	1,640,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$1,859,252
	6,825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	7,183,312
		Total District of Columbia	$9,042,564
		Florida - 7.7%
	1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41	$1,507,320
	1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	1,507,110
	5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	5,510,500
	5,000,000	Florida’s Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/32	5,460,650
	7,035,000(c)	State of Florida, Capital Outlay, Series A, 4.0%, 6/1/38	7,944,203
		Total Florida	$21,929,783
		Georgia - 8.5%
	6,000,000	Brookhaven Development Authority, 4.0%, 7/1/49	$6,692,520
	5,000,000	City of Atlanta, Water & Wastewater Revenue, Series A, 5.0%, 11/1/34	6,130,900
	900,000(e)	DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc., Project, 6.0%, 9/1/30	928,953
	750,000(e)	DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc., Project, 6.125%, 9/1/40	774,525
	8,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	9,847,250
		Total Georgia	$24,374,148
		Guam - 0.4%
	1,000,000	Guam Department of Education, Certificates of Participation, John F. Kennedy High School, Series A, 6.625%, 12/1/30	$1,013,120
		Total Guam	$1,013,120
		Idaho - 0.7%
	2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$2,010,980
		Total Idaho	$2,010,980
	Principal Amount USD ($)		Value
		Illinois - 1.3%
	1,000,000(c)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	$1,287,130
	417,400(f)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	166,960
	261,000(d)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	3,915
	52,200	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	783
	52,200	Illinois Finance Authority, Clare Oaks Project, Series C-3, 0.0%, 11/15/52	783
	280,000(e)	Illinois Finance Authority, Swedish Covenant, Series A, 6.0%, 8/15/38	281,540
	1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,045,440
	1,015,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,015,020
		Total Illinois	$3,801,571
		Indiana - 0.4%
	250,000(g)	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$7,500
	750,000(g)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	22,500
	500,000(g)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	15,000
	1,000,000	Indiana Finance Authority, Educational Facilities, 5.125%, 7/1/37	1,095,270
		Total Indiana	$1,140,270
		Louisiana - 2.7%
	7,000,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$7,129,290
	615,000	Opelousas Louisiana General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	616,685
		Total Louisiana	$7,745,975
		Maine - 1.9%
	1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	$1,612,095
	3,500,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	3,795,050
		Total Maine	$5,407,145
		Maryland - 4.1%
	2,000,000(e)	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, 6.25%, 1/1/45	$2,099,660
	2,065,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	2,247,773
	1,250,000(e)	Maryland Health & Higher Educational Facilities Authority, Doctor’s Community Hospital, 5.75%, 7/1/38	1,278,975
	4,500,000	Maryland Health & Higher Educational Facilities Authority, Maryland University Medical System, Series A, 5.0%, 7/1/43	4,793,490
	1,305,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	1,337,325
		Total Maryland	$11,757,223
		Massachusetts - 12.4%
	1,490,000(c)	City of Boston, Series A, 5.0%, 3/1/39	$1,875,791
	7,000,000(d)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	5,917,660
	2,575,000(e)	Massachusetts Development Finance Agency, Broad Institute, Inc., Series A, 5.25%, 4/1/37	2,710,007
	2,200,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series M-4, 5.0%, 7/1/39	2,452,758
	4,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series S-1, 4.0%, 7/1/41	4,381,000
	8,000,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	11,893,360
	4,325,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	6,181,204
		Total Massachusetts	$35,411,780
		Michigan - 2.8%
	2,000,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$2,051,120
	480,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.0%, 10/1/36	480,720
	5,000,000	Michigan State University, Series A, 5.0%, 8/15/41	5,568,850
		Total Michigan	$8,100,690
		Minnesota - 3.3%
	1,940,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$2,035,487
	1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	1,052,900
	1,740,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	1,930,773
	3,755,000(c)	State of Minnesota, Series B, 4.0%, 8/1/27	4,414,153
		Total Minnesota	$9,433,313
		Mississippi - 0.1%
	410,000(f)	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series C, 1.6%, 12/1/30	$410,000
		Total Mississippi	$410,000
		Montana - 0.2%
	2,445,000(g)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$489,000
	1,000,000(g)	Two Rivers Authority, Inc., 7.375%, 11/1/27	70,000
		Total Montana	$559,000
		New Hampshire - 0.7%
	2,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$2,130,840
		Total New Hampshire	$2,130,840
		New Jersey - 9.9%
	7,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$8,091,825
	Principal Amount USD ($)		Value
	1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, 5.375%, 10/1/50 (144A)	$1,052,260
	3,500,000(f)	New Jersey State Turnpike Authority, RIB, 0.0%, 1/1/28 (144A) (AGM Insured)	6,337,800
	15,375,000(d)	New Jersey Transportation Trust Fund Authority, 12/15/27 (BHAC-CR MBIA Insured)	12,966,045
		Total New Jersey	$28,447,930
		New York - 11.0%
	5,000,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	$5,206,050
	2,885,000	New York State Dormitory Authority, Group 3, Series A, 5.0%, 3/15/41	3,572,005
	7,500,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/37	8,577,000
	7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,505,525
	1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,267,520
	2,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	2,011,860
	1,283,828	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	1,398,050
		Total New York	$31,538,010
		North Carolina - 0.7%
	500,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/42	$602,755
	1,250,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/47	1,499,588
		Total North Carolina	$2,102,343
		Ohio - 6.5%
	3,000,000(e)	Akron Bath Copley Joint Township Hospital District, Akron General Health System, 5.0%, 1/1/31	$3,230,490
	2,500,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	2,506,250
	9,945,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	10,056,881
	2,500,000(c)(e)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,738,025
		Total Ohio	$18,531,646
		Oregon - 1.1%
	1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,190,050
	2,000,000	Oregon State Facilities Authority, Samaritan Health Services, Series A, 5.25%, 10/1/40	2,046,580
		Total Oregon	$3,236,630
		Pennsylvania - 4.8%
	1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$1,073,800
	1,965,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	2,002,119
	500,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	491,035
	470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	498,938
	6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,661,560
	1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,014,640
	2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,028,240
		Total Pennsylvania	$13,770,332
		Puerto Rico - 1.4%
	6,500,000(c)(g)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$4,127,500
		Total Puerto Rico	$4,127,500
		Rhode Island - 1.8%
	1,355,000(g)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$213,954
	3,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	3,338,460
	1,500,000(e)	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,636,350
		Total Rhode Island	$5,188,764
		South Carolina - 2.1%
	4,400,000(h)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$6,103,680
		Total South Carolina	$6,103,680
		South Dakota - 1.5%
	4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.0%, 11/1/44	$4,185,720
		Total South Dakota	$4,185,720
		Tennessee - 1.8%
	5,000,000(e)	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, 6.5%, 7/1/38	$5,133,450
		Total Tennessee	$5,133,450
		Texas - 16.4%
	500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$527,920
	1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	1,077,670
	1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,596,975
	2,500,000(e)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,639,125
	2,500,000(c)	County of Harris, Series A, 5.0%, 10/1/26	3,014,500
	5,000,000(c)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,537,900
	5,020,000	Grand Parkway Transportation Corp., Series A, 5.5%, 4/1/53	5,620,191
	3,000,000	Houston Higher Education Finance Corp., St. John’s School Project, Series A, 5.0%, 9/1/38	3,245,850
	3,355,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/30	3,888,210
	1,500,000(e)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,691,760
	2,000,000(c)	Richardson Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	2,214,920
	6,960,000(g)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	1,809,600
	1,000,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	100
	Principal Amount USD ($)		Value
	750,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 5.0%, 11/15/55	$75
	1,000,000(g)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	637,750
	3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.0%, 12/31/38	3,881,763
	1,165,000	Texas Water Development Board, 4.0%, 10/15/44	1,328,170
	2,500,000(e)	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,647,575
	5,000,000(c)	Tyler Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	5,537,300
		Total Texas	$46,897,354
		Utah - 2.3%
	5,000,000	County of Utah, IHC Health Services, Inc., Series B, 4.0%, 5/15/47	$5,308,300
	1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/36	1,193,250
		Total Utah	$6,501,550
		Vermont - 0.8%
	2,000,000	Vermont Educational & Health Buildings Financing Agency, Green Bond, 4.0%, 12/1/42	$2,152,820
		Total Vermont	$2,152,820
		Virginia - 11.6%
	3,235,000(c)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$3,322,830
	2,275,000(c)	County of Arlington, 4.0%, 8/15/35	2,574,663
	4,550,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	4,595,500
	5,000,000	University of Virginia, Multi Year Capital Project, Series A, 4.0%, 8/1/48	5,532,600
	5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	6,047,650
	4,955,000	Virginia College Building Authority, 3.0%, 2/1/36	5,104,988
	2,515,000	Virginia Commonwealth Transportation Board, 3.0%, 5/15/37	2,621,737
	3,000,000	Virginia Public School Authority Revenue, 4.0%, 8/1/25 (ST AID WITHHLDG Insured)	3,378,900
		Total Virginia	$33,178,868
		Washington - 5.3%
	1,335,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/46	$2,015,183
	3,000,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	3,401,310
	2,500,000(c)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,838,550
	2,500,000	University of Washington, Series B, 5.0%, 6/1/29	2,983,225
	1,000,000	Washington Health Care Facilities Authority, 4.0%, 8/1/44	1,073,210
	1,500,000(e)	Washington State Health Care Facilities Authority, Kadlec Regional Medical Center, 5.5%, 12/1/39	1,559,745
	1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,174,085
		Total Washington	$15,045,308
		Wisconsin - 3.8%
	5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	$5,442,650
	750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	828,007
	1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,037,140
	1,475,000(e)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,712,549
	2,000,000	Wisconsin Housing & Economic Development Authority, 2.95%, 3/1/42 (FNMA COLL Insured)	1,997,680
		Total Wisconsin	$11,018,026
		TOTAL MUNICIPAL BONDS
		(Cost $412,728,433)	$440,686,377
`		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 154.0%
		(Cost $412,761,872)	$440,719,816
		OTHER ASSETS AND LIABILITIES - 2.0%	$5,688,136
		PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE - (56.0)%	$(160,310,823)
		NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$286,097,129

RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at December 31, 2019

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2019, the value of these securities amounted to $21,466,853, or 7.5% of net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.
(a)	Securities are restricted as to resale.
(b)	Consists of Revenue Bonds unless otherwise indicated.
(c)	Represents a General Obligation Bond.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2019.
(g)	Security is in default.
(h)	Escrow to maturity.

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BHAC-CR MBIA	Berkshire Hathaway Assurance Corp.
CNTY GTD	County Guaranteed
FNMA COLL	Federal National Mortgage Association Collateral
PSF-GTD	Permanent School Fund Guaranteed
SCH BD GTY	School Board Guaranty
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2019, in valuing the Trust’s investments:

	Level 1	Level 2	Level 3	Total
Debtors in Possession Financing	$–	$33,439	$–	$33,439
Municipal Bonds	–	440,686,377	–	440,686,377
Total Investments in Securities	$–	$440,719,816	$–	$440,719,816

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Tax Exempt Obligation
Balance as of 3/31/19	$2,519,520
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	--
Accrued discounts/premiums	--
Purchases	--
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	(2,519,520)
Balance as of 12/31/19	$--

* Transfers are calculated on the beginning of period value. During the nine months ended December 31, 2019, security valued at 2,519,520 transferred from Level 3 to Level 2 due to the use of observable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2019: $--.